Share Options - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors (Details) - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors [Line Items]
Number of Share Options, Outstanding balance	1,345,036	1,295,367	1,441,776	942,816
Weighted Average Exercise Price, Outstanding balance	$ 2.95	$ 2.09	$ 2.94	$ 2.24
Weighted average remaining contractual life, Outstanding balance	7 years 2 months 1 day	6 years 14 days	7 years 1 month 20 days	6 years 8 months 15 days
Intrinsic value, Outstanding balance	$ 2,677	$ 84	$ 1,125	$ 2,811
Number of Share Options, Exercisable			689,274	563,204
Weighted Average Exercise Price, Exercisable			$ 2.2	$ 2.15
Weighted average remaining contractual life, Exercisable			4 years 11 months 23 days	5 years 5 months 1 day
Intrinsic value, Exercisable			$ 860	$ 1,730
Number of Share Options, Granted			161,000	48,600
Weighted Average Exercise Price, Granted			$ 2.87	$ 4.32
Number of Share Options, Exercised			(11,060)	(393,651)
Weighted Average Exercise Price, Exercised			$ 1.77	$ 1.99
Number of Share Options, Cancelled			(53,200)	(7,500)
Weighted Average Exercise Price, Cancelled			$ 3.25	$ 3.2